GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Legal and professional fees	$ 8,499,094	$ 188,842	$ 188,842
Third party investor [member]
IfrsStatementLineItems [Line Items]
Legal and professional fees	$ 5,680,000